20 Financial instruments (Details 8) R$ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($) Number	Dec. 31, 2020 BRL (R$) Number
Disclosure of detailed information about financial instruments [line items]
Gross nominal value | R$		R$ 2,194,059
First quarter [member]
Disclosure of detailed information about financial instruments [line items]
Gross nominal value | R$		400,047
Second quarter [member]
Disclosure of detailed information about financial instruments [line items]
Gross nominal value | R$		578,657
Third quarter [member]
Disclosure of detailed information about financial instruments [line items]
Gross nominal value | R$		578,657
Fourth quarter [member]
Disclosure of detailed information about financial instruments [line items]
Gross nominal value | R$		R$ 636,698
US
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $	$ 724,000
US | First quarter [member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $	$ 181,000
Conversion rate at inception	2.0017	2.0017
Closing rate	4.2119	4.2119
US | Second quarter [member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $	$ 181,000
Conversion rate at inception	2.0017	2.0017
Closing rate	5.1987	5.1987
US | Third quarter [member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $	$ 181,000
Conversion rate at inception	2.0017	2.0017
Closing rate	5.1987	5.1987
US | Fourth quarter [member]
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $	$ 181,000
Conversion rate at inception	2.0017	2.0017
Closing rate	5.5194	5.5194